Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Documentand Entity Information [Abstract]
Entity Registrant Name	Ossen Innovation Co. Ltd.
Amendment Flag	true
Entity Central Index Key	0001485538
Amendment Description

This Amendment No. 2 on Form 20-F/A (the "Form 20-F/A") to the annual report on Form 20-F for the fiscal year ended December 31, 2011 (the "Form 20-F") of Ossen Innovation Co., Ltd. (the "Company") originally filed with the U.S. Securities and Exchange Commission (the "SEC") on April 16, 2012 addresses certain SEC comments provided to the Company and therefore amends Item 8 "Financial Information-Consolidated Statements and Other Financial Information"; and Item 15 "Controls and Procedures". These amendments were made to, among other things, amend the conclusion for our internal control over financial reporting and provide a financial statement schedule for the fiscal years ended December 31, 2011 and 2010 pursuant to Rule 5-04 of Regulation S-X with respect to the impact of PRC regulations that restrict the ability of our PRC subsidiaries to pay dividends to the Company. This Form 20-F/A also includes (i) revised Exhibits 12.1, 12.2, 13.1 and 13.2 with respect to the certifications by our Chief Executive Officer and Chief Financial Officer and (ii) the Report of Independent Public Accounting Firm of our independent registered public accounting firm.

The other portions of the Form 20-F are not affected by the changes described above and have not been amended. This Form 20−F/A continues to speak as of the date of the Form 20−F and no attempt has been made in this Form 20−F/A to modify or update disclosures in the Form 20−F except as noted above. This Form 20−F/A does not reflect events occurring after the filing of the Form 20−F or modify or update any related disclosures, and information not affected by the amendment is unchanged and reflects the disclosure made at the time of the filing of the Form 20−F with the SEC except as noted above.

Document Type	20-F
Trading Symbol	OSN
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	20,000,000